ACQUISITIONS	12 Months Ended
Dec. 31, 2023
ACQUISITIONS
12. ACQUISITIONS
Gateway Supply Company, Inc.
On September 1, 2023, we acquired substantially all the assets and assumed certain of the liabilities of Gateway Supply Company, Inc. (“GWS”), a plumbing and HVAC distributor with annual sales of approximately $180,000, operating from 15 locations in South Carolina and one location in Charlotte, North Carolina. We formed a new, wholly owned subsidiary, Gateway Supply LLC, that operates this business. Consideration for the net purchase price consisted of $4,000 in cash, net of cash acquired of $3,102, and 280,215 shares of Common stock having a fair value of $101,645, net of a discount for lack of marketability. Of the 280,215 shares of Common stock issued, 21,228 shares are subject to a contractual restriction that generally prohibits the sale or other transfer of such shares by GWS and its permitted transferees for a period of one year following the closing date with respect to half of such shares, and two years following the closing date with respect to the other half of such shares. The preliminary purchase price resulted in the recognition of $69,098 in goodwill and intangibles. The fair value of the identified intangible assets was $44,000 and consisted of $18,600 in trade names and distribution rights, and $25,400 in customer relationships to be amortized over an
18-year
period. The tax basis of the acquired goodwill recognized is not deductible for income tax purposes.
The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of GWS based on their respective fair values as of September 1, 2023:

Accounts receivable	$21,159
Inventories	37,098
Other current assets	319
Property and equipment	3,213
Operating lease ROU assets	15,737
Goodwill	25,098
Intangibles	44,000
Other assets	86
Current portion of long-term liabilities	(3,633)
Accounts payable	(8,306)
Accrued expenses and other current liabilities	(4,934)
Operating lease liabilities, net of current portion	(12,434)
Finance lease liabilities, net of current portion	(1,431)
Other liabilities	(13,429)

Total	$102,543

Capitol District Supply Co., Inc.
On March 3, 2023, one of our wholly owned subsidiaries acquired Capitol District Supply Co., Inc., a distributor of plumbing and air conditioning and heating products with annual sales of approximately $13,000, operating from three locations in New York. Consideration for the purchase consisted of $1,217 in cash, net of cash acquired of $144, and $1,851 for repayment of indebtedness. The purchase price resulted in the recognition of $1,055 in goodwill and intangibles. The fair value of the identified intangible assets was $606 and consisted of $430 in trade names and distribution rights, and $176 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
Makdad Industrial Supply Co., Inc.
On August 20, 2021, one of our wholly owned subsidiaries acquired Makdad Industrial Supply Co., Inc. (“MIS”), a distributor of air conditioning and heating products operating from six locations in Pennsylvania. Consideration for the purchase consisted of $3,164 in cash and the issuance of 3,627 shares of Common stock having a fair value of $997, net of cash acquired of $204. The purchase price resulted in the recognition of $1,041 in goodwill and intangibles. The fair value of the identified intangible assets was $596 and consisted of $423 in trade names and distribution rights, and $173 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.

Acme Refrigeration of Baton Rouge LLC
On May 7, 2021, we acquired certain assets and assumed certain liabilities of Acme Refrigeration of Baton Rouge LLC (“ACME”), a distributor of air conditioning, heating, and refrigeration products, operating from 18 locations in Louisiana and Mississippi, for $22,855 less certain average revolving indebtedness. We formed a new, wholly owned subsidiary, Acme Refrigeration LLC, which operates this business. Consideration for the purchase consisted of $18,051 in cash, 8,492 shares of Common stock having a fair value of $2,551, and $3,141 for repayment of indebtedness, net of cash acquired of $1,340. The purchase price resulted in the recognition of $3,710 in goodwill and intangibles. The fair value of the identified intangible assets was $2,124 and consisted of $1,508 in trade names and distribution rights, and $616 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
Temperature Equipment Corporation
On April 9, 2021,
we acquired certain assets and assumed certain liabilities comprising the HVAC distribution business of Temperature Equipment Corporation, one of Carrier’s independent distributors with

32
locations in Illinois, Indiana, Kansas, Michigan, Minnesota, Missouri, and Wisconsin. We formed a new, stand-alone joint venture with Carrier, TEC Distribution LLC (“TEC”), that owns and operates
this business. We have an
80
% controlling interest in TEC, and Carrier has a
20
%
non-controlling
interest. Consideration for the purchase was paid in cash, consisting of $
105,200
paid to Temperature Equipment Corporation (Carrier contributed $
21,040
and we contributed $
84,160)
and $
1,497
for repayment of indebtedness.
The purchase price resulted in the recognition of $38,624 in goodwill and intangibles. The fair value of the identified intangible assets was $19,900 and consisted of $15,700 in trade names and distribution rights, and $4,200 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of our 80% controlling interest in TEC based on their respective fair values as of April 9, 2021:

Accounts receivable	$33,315
Inventories	71,325
Other current assets	962
Property and equipment	2,590
Operating lease ROU assets	53,829
Goodwill	18,724
Intangibles	19,900
Current portion of long-term liabilities	(5,855)
Accounts payable	(25,393)
Accrued expenses and other current liabilities	(14,654)
Operating lease liabilities, net of current portion	(48,046)

Total	$106,697

The results of operations of these acquisitions have been included in the consolidated financial statements from their respective dates of acquisition. The pro forma effect of these acquisitions was not deemed significant to the consolidated financial statements.